CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 391,279	$ 288,862	$ 191,163
Cost of revenue	(265,474)	(189,116)	(134,258)
Gross profit	125,805	99,746	56,905
Operating expenses:
Research and development	(54,598)	(32,756)	(25,815)
Selling, general and administrative	(16,963)	(14,074)	(9,939)
Total operating expenses	(71,561)	(46,830)	(35,754)
Income from operations	54,244	52,916	21,151
Interest income	3,573	1,925	209
Impairment on investment	(48)
Other income / (expenses), net	(203)	1,460	280
Income before income tax expense	57,566	56,301	21,640
Income tax expense	(4,662)	(4,671)	(2,508)
Net income	52,904	51,630	19,132
Other comprehensive income
Cumulative translation adjustments	71	441	223
Comprehensive income	52,975	52,071	19,355
Accretion/cumulative dividends for Preferred Shares			(1,741)
Amount allocated to participating preferred shareholders			(12,112)
Comprehensive income attributable to ordinary shareholders	52,975	52,071	5,502
Earnings per ordinary share
Basic (in dollars per share)	$ 0.20	$ 0.20	$ 0.06
Diluted (in dollars per share)	$ 0.19	$ 0.19	$ 0.05
Weighted average ordinary shares used in per share calculation
Basic (in shares)	270,811,925	262,542,760	82,221,102
Diluted (in shares)	284,430,507	278,805,558	97,358,770
Share-based compensation was allocated in operating expenses as follows:
Share-based compensation	3,211	3,881	8,375
Research and development
Share-based compensation was allocated in operating expenses as follows:
Share-based compensation	1,532	2,053	4,990
Selling, general and administrative
Share-based compensation was allocated in operating expenses as follows:
Share-based compensation	1,679	1,828	3,385
Series A Preferred Shares
Other comprehensive income
Accretion/cumulative dividends for Preferred Shares			(680)
Series B Preferred Shares
Other comprehensive income
Accretion/cumulative dividends for Preferred Shares			(374)
Series C Preferred Shares
Other comprehensive income
Accretion/cumulative dividends for Preferred Shares			$ (687)